Equity-Based Compensation - Unvested RSUs (Detail) - Restricted Stock Units (RSUs)	9 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	2,514,317
Vested | shares	0
Forfeited | shares	(4,520)
RSUs ending balance | shares	2,509,797
Granted | $ / shares	$ 18.06
Vested | $ / shares	0
Forfeited | $ / shares	18.00
Ending balance | $ / shares	$ 18.06